Supplement dated October 24, 2024
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund	10/1/2024
The expense example for Class S shares under the caption “Fees and Expenses of the Fund – Example” in the Summary Prospectus and the Prospectus is hereby superseded and replaced with the following:
	1 year	3 years	5 years	10 years
Class S (whether or not shares are redeemed)	$66	$208	$362	$810
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP139_05_008_(10/24)